Basis of preparation (Details 2) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Changes in Consolidated Statement of Financial Position [Line Items]
Other Equity	₨ 2,723,924	$ 32,671	₨ 0
Accumulated deficit	(6,625,962)	(79,472)	(6,794,901)
Borrowings (non-current)	23,349,863	280,062	15,817,634
Borrowings (Current)	6,665,085	$ 79,942	5,710,355
Previously Reported [Member]
Changes in Consolidated Statement of Financial Position [Line Items]
Other Equity	8,800,000		2,000,000
Accumulated deficit	(6,745,965)
Borrowings (non-current)	17,608,315		13,817,634
Borrowings (Current)	6,450,561
Revision of Prior Period, Adjustment [Member]
Changes in Consolidated Statement of Financial Position [Line Items]
Other Equity	2,723,924		0
Accumulated deficit	(6,625,962)
Borrowings (non-current)	23,349,863		₨ 15,817,634
Borrowings (Current)	₨ 6,665,085